Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen U.S. High Yield Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aberdeen U.S. High Yield Bond Fund (the “U.S. High Yield Bond Fund” or the “Fund”) seeks to maximize total return consisting of interest income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the U.S. High Yield Bond Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the “Investing with Aberdeen Funds: Choosing a Share Class — Reduction and Waiver of Class A Sales Charges” section on page 179 of the Fund’s prospectus and in the “Additional Information on Purchases and Sales” - “Waiver of Class A Sales Charges” and “Reduction of Sales Charges” section on pages 145-147 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The U.S. High Yield Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.   During the most recent fiscal period from February 28, 2012 (commencement of operations) through October 31, 2012, the Fund’s portfolio turnover rate was 80.40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.40%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the U.S. High Yield Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the U.S. High Yield Bond Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds of U.S. issuers that are, at the time of investment, below investment grade (sometimes referred to as “junk bonds” or high yield securities).  For purposes of the 80% policy, an issuer is considered a U.S. issuer if it: (a) is domiciled in the U.S.; (b) conducts a majority of its business in the U.S.; or (c) is listed in the Bank of America Merrill Lynch US High Yield Index (“BoA ML US HY Index”) at the time of purchase, or will be listed in the BoA ML US HY Index. For purposes of the 80% policy,  below investment grade bonds include, but are not limited to, convertible and non-convertible corporate and non-corporate debt securities (such as government bonds and structured finance securities), privately placed securities (which are securities sold directly in a negotiated sale to institutional or private investors rather than a public offering such as privately placed bonds), fixed and floating rate bonds, zero-coupon and discount bonds, debentures, notes, certificates of deposit, banker’s acceptances, bills of exchange, asset-backed securities and bank loans. A bond is considered below investment grade if rated to below investment grade by Moody’s Investors Services, Inc. (“Moody’s”) (below Baa3), Standard & Poor’s Rating Services (“S&P”) (below BBB-), or Fitch, Inc. (“Fitch”) (below BBB-) or, if unrated, determined by Aberdeen Asset Management Inc. (the “Adviser”) to be of comparable quality.  In the event that a security receives different ratings from different nationally recognized statistical rating organizations (“NRSROs”), the Adviser will treat the security as being rated in the lowest rating category received from an NRSRO.  The Fund’s investments may include securities not paying interest currently and securities in default following purchase.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the U.S. High Yield Bond Fund.

The Fund may invest up to 20% of its net assets in debt securities of foreign issuers or denominated in foreign currency, including emerging market countries.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund. Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps (“CDS” or “CDX Index” and collectively, “CDS”), currency swaps and forwards, and interest rate swaps and futures. CDS may be used to adjust the Fund’s exposure to the industry sector and/or to sell or buy protection on the credit risk of individual issuers or a basket of individual issuers. CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains. Currency swaps and forwards are primarily used to manage the Fund’s currency exposure and interest rate swaps and futures are primarily used to manage the Fund’s interest rate exposure.

To the extent that the Fund invests in derivatives with an underlying asset that meets its 80% policy, the market value of the derivative would be included to meet the 80% minimum. For additional information regarding derivatives, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

The Fund may invest in securities of any maturity.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The U.S. High Yield Bond Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

High-Yield Bonds and Other Lower-Rated Securities — the Fund’s investments in high-yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss.  Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.  Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Credit Risk - a debt instrument’s price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk — changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Portfolio Turnover — a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

Call and Redemption Risk — some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Market Risk — the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Foreign Investment Risk — foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk — a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Derivatives Risk (including Futures and Swaps) — Derivatives are speculative and may hurt the Fund’s performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund’s swaps, forwards and futures strategy are dependent upon the portfolio managers’ ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk — To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost. For example, potential losses from writing uncovered call options on currencies and from speculative short positions on currencies are unlimited.

Hedged Exposure Risk — Losses generated by a derivative or practice used by the Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk — The Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk - derivative transactions depend on the creditworthiness of the counterparty and the counterparty’s ability to fulfill its contractual obligations.

Credit Default Swap Risk. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the Fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the Fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the Fund.

Valuation Risk — the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Liquidity Risk — the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

If the value of the Fund’s investments goes down, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not available for the U.S. High Yield Bond Fund because the Fund has not been in operation for a full calendar year. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the U.S. High Yield Bond Fund because the Fund has not been in operation for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-667-9231
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	0.75%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	1.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.05%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you paid no sales charge on the original purchase and a finder's fee was paid, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	528
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	966
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,429
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,710
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	1.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.89%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	283
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	792
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,427
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,136
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	792
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,427
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,136
Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total Other Expenses	rr_OtherExpensesOverAssets	1.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	641
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,177
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,643
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	1.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	488
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	920
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,123
Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	1.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	488
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	920
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,123

[1]	If you paid no sales charge on the original purchase and a finder's fee was paid, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.80% for all Classes of the Fund at least through February 28, 2014 or the effective date of the 2014 annual update to the registration statement, whichever occurs first. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2014 or the effective date of the 2014 annual update to the registration statement, whichever occurs first.